Employee Benefit Plans (Stock Option Activities, Exercise Price Range) (Details) (USD $)	12 Months Ended
Jul. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	11,847,046
Weighted-Average Remaining Contractual Life (in Years)	7 years 3 months 18 days
Weighted-Average Exercise Price per Share, Outstanding	$ 6.16
Number of Shares Underlying Exercisable Options	6,103,203
Weighted-Average Exercise Price per Share, Exercisable	$ 3.58
$0.12 – $1.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,802,248
Weighted-Average Remaining Contractual Life (in Years)	3 years 10 months 21 days
Weighted-Average Exercise Price per Share, Outstanding	$ 1.32
Number of Shares Underlying Exercisable Options	1,777,657
Weighted-Average Exercise Price per Share, Exercisable	$ 1.33
$0.12 – $1.68 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 0.12
$0.12 – $1.68 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 1.68
$1.71 - $2.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,494,623
Weighted-Average Remaining Contractual Life (in Years)	5 years 7 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 2.13
Number of Shares Underlying Exercisable Options	1,348,328
Weighted-Average Exercise Price per Share, Exercisable	$ 2.14
$1.71 - $2.49 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.71
$1.71 - $2.49 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 2.49
$2.94 – $3.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	558,274
Weighted-Average Remaining Contractual Life (in Years)	5 years 8 months 27 days
Weighted-Average Exercise Price per Share, Outstanding	$ 3.18
Number of Shares Underlying Exercisable Options	558,274
Weighted-Average Exercise Price per Share, Exercisable	$ 3.18
$2.94 – $3.36 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 2.94
$2.94 – $3.36 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 3.36
$4.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	2,013,560
Weighted-Average Remaining Contractual Life (in Years)	7 years 6 months 29 days
Weighted-Average Exercise Price per Share, Outstanding	$ 4.53
Number of Shares Underlying Exercisable Options	1,184,741
Weighted-Average Exercise Price per Share, Exercisable	$ 4.53
$4.53 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 4.53
$6.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,363,354
Weighted-Average Remaining Contractual Life (in Years)	7 years 10 months 17 days
Weighted-Average Exercise Price per Share, Outstanding	$ 6.33
Number of Shares Underlying Exercisable Options	677,534
Weighted-Average Exercise Price per Share, Exercisable	$ 6.33
$6.33 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 6.33
$7.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	215,848
Weighted-Average Remaining Contractual Life (in Years)	8 years 4 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 7.08
Number of Shares Underlying Exercisable Options	83,474
Weighted-Average Exercise Price per Share, Exercisable	$ 7.08
$7.08 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 7.08
$9.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,544,705
Weighted-Average Remaining Contractual Life (in Years)	9 years 18 days
Weighted-Average Exercise Price per Share, Outstanding	$ 9.12
Number of Shares Underlying Exercisable Options	62,685
Weighted-Average Exercise Price per Share, Exercisable	$ 9.12
$9.12 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 9.12
$9.33 - $9.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,219,563
Weighted-Average Remaining Contractual Life (in Years)	8 years 6 months 26 days
Weighted-Average Exercise Price per Share, Outstanding	$ 9.54
Number of Shares Underlying Exercisable Options	400,677
Weighted-Average Exercise Price per Share, Exercisable	$ 9.53
$9.33 - $9.66 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.33
$9.33 - $9.66 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 9.66
$9.78 - $16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,584,735
Weighted-Average Remaining Contractual Life (in Years)	9 years 7 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 12.37
Number of Shares Underlying Exercisable Options	9,397
Weighted-Average Exercise Price per Share, Exercisable	$ 10.67
$9.78 - $16.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.78
$9.78 - $16.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 16.00
$17.48 - $246.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	50,136
Weighted-Average Remaining Contractual Life (in Years)	9 years 4 months 2 days
Weighted-Average Exercise Price per Share, Outstanding	$ 20.42
Number of Shares Underlying Exercisable Options	436
Weighted-Average Exercise Price per Share, Exercisable	$ 246.60
$17.48 - $246.60 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 17.48
$17.48 - $246.60 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 246.60